Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Property, plant and equipment	₩ 31,883,535	₩ 33,770,339	₩ 34,522,855
Assets held for sale	71,768	311,958
Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment	71,732	306,628
Others	36	5,330
Posco [member]
Assets
Assets held for sale	392	764
Posco [member] | Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment	392	764
Subsidiaries [member]
Assets
Assets held for sale	71,376	311,194
Subsidiaries [member] | Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment	71,340	305,864
Others	₩ 36	₩ 5,330